ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
ACCRUED EXPENSES
Research contract expenses (note 12)	$ 684,899	$ 105,071	$ 193,537
Payroll	1,426,435	788,169	557,937
Payroll taxes (note 11)	165,610	159,593	199,582
Investor Relation firm fees		56,000	584,000
Professional fees	206,254	44,278	144,377
Other Expenses		22,594	5,976
Total	$ 2,594,199	$ 1,175,705	$ 1,685,409